Annual Total Returns- Victory INCORE Investment Grade Convertible Fund (Class A Shares Class I Shares) [BarChart] - Class A Shares Class I Shares - Victory INCORE Investment Grade Convertible Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.37%)	8.81%	20.38%	11.84%	(1.14%)	5.45%	18.48%	(0.42%)	19.83%	11.35%